625 Fourth Avenue South

Minneapolis, MN 55415

May 1, 2008

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

ATTN: Document Control – EDGAR

RE:	Thrivent Variable Annuity Account II

1933 Act File No. 333-71853

1940 Act File No. 811-09225

Dear Sir or Madam:

Registrant certifies that the form of the prospectus and Statement of Additional Information that would have been filed by the Registrant pursuant to paragraph (c) of Rule 497 would not have differed from that contained in the most recent Registration Statement or Amendment, and the text of the most recent Registration Statement or Amendment has been filed electronically on April 22, 2008.

Please direct any comments or questions concerning this Certification to me at (612) 844-7215.

Very truly yours,

/s/ James M. Odland

James M. Odland

Vice President and Managing Counsel